UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 21047
Dreyfus Fixed Income Securities
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2005-June 30, 2006

Item 1. Proxy Voting Record

Dreyfus Fixed Income Securities

========================== DREYFUS HIGH YIELD SHARES ===========================

ADELPHIA COMMUNICATIONS CORP.

Ticker:		ADELQ	Security ID: 006848BC8
Meeting Date: MAY 14, 2006			Meeting Type: Written Consent
Record Date:		NOV 28, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	DEBTORS	FOURTH AMENDED JOINT PLAN OF None		For	Management
REORGANIZATION UNDER CHAPTER 11 OF THE
BANKRUPTCY CODE DATED NOVEMBER 21, 2005.M

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GRAND CASINOS, INC.

Ticker:	Security ID: 700690AJ9
Meeting Date: JUL 22, 2005	Meeting Type: Written Consent
Record Date: JUL 8, 2005

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	PROPOSED AMENDMENTS TO THE INDENTURES AND For	Did Not	Management
	THE ISSUANCE OF THE GUARANTEES	Vote

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GRAND CASINOS, INC.

Ticker:	Security ID: 700690AQ3
Meeting Date: JUL 22, 2005	Meeting Type: Written Consent
Record Date: JUL 8, 2005

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	PROPOSED AMENDMENTS TO THE INDENTURES AND For	Did Not	Management
	THE ISSUANCE OF THE GUARANTEES	Vote

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HUNTSMAN CORP

Ticker: HUN	Security ID:	447011107
Meeting Date: MAY 4, 2006		Meeting Type: Annual
Record Date: MAR 16, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Peter R. Huntsman	For	For	Management
1.2	Elect Director Wayne A. Reaud	For	For	Management
1.3	Elect Director Alvin V. Shoemaker	For	For	Management
2	Ratify Auditors	For	For	Management

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HUNTSMAN CORP

Ticker: HUN	Security ID:	447011107
Meeting Date: NOV 2, 2005		Meeting Type: Annual
Record Date: SEP 13, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jon M. Huntsman	For	For	Management
1.2	Elect Director Marsha J. Evans	For	For	Management
1.3	Elect Director David J. Matlin	For	For	Management
1.4	Elect Director Christopher R. Pechock	For	For	Management
2	Ratify Auditors	For	For	Management

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ION MEDIA NETWORKS INC

Ticker: ION	Security ID:	704231604
Meeting Date: JUN 23, 2006		Meeting Type: Annual
Record Date: APR 24, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Frederick M. R. Smith	For	For	Management
2	Change Company Name	For	For	Management
3	Increase Authorized Common Stock	For	For	Management
4	Approve Omnibus Stock Plan	For	For	Management
5	Ratify Auditors	For	For	Management

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MIRANT CORP

Ticker: MIR.XA	Security ID:	60467R100
Meeting Date: MAY 9, 2006		Meeting Type: Annual
Record Date: MAR 24, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas W. Cason	For	For	Management
1.2	Elect Director A.D. Correll	For	For	Management
1.3	Elect Director Terry G. Dallas	For	For	Management
1.4	Elect Director Thomas H. Johnson	For	For	Management
1.5	Elect Director John T. Miller	For	For	Management
1.6	Elect Director Edward R. Muller	For	For	Management
1.7	Elect Director Robert C. Murray	For	For	Management
1.8	Elect Director John M. Quain	For	For	Management
1.9	Elect Director William L. Thacker	For	For	Management
2	Ratify Auditors	For	For	Management

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US UNWIRED INC.

Ticker:		Security ID: 90338RAG9
Meeting Date: FEB 27, 2006		Meeting Type: Written Consent
Record Date: FEB 9, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	PROPOSED AMENDMENTS	None	Did Not	Management
Vote

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WILLIAMS COMPANIES, INC., THE

Ticker: WMB	Security ID:	969457100
Meeting Date: MAY 18, 2006		Meeting Type: Annual
Record Date: MAR 27, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Irl F. Engelhardt	For	For	Management
1.2	Elect Director William R. Granberry	For	For	Management
1.3	Elect Director William E. Green	For	For	Management
1.4	Elect Director W.R. Howell	For	For	Management
1.5	Elect Director George A. Lorch	For	For	Management
2	Ratify Auditors	For	For	Management
3	Require a Majority Vote for the Election	Against	For	Shareholder
of Directors

=========================== DREYFUS MORTGAGE SHARES ============================

The Portfolio did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Fixed Income Securities

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 16, 2006